Disposition of Long-Term Apartment Rental Business - Schedule of Reconciliation of the Amounts of Major Classes of Assets and Liabilities (Details) ¥ in Thousands	Sep. 30, 2023 CNY (¥)
Current assets of discontinued operations
Cash, cash equivalents and restricted cash	¥ 815
Accounts receivable, net	2,409
Other current assets	64,506
Property and equipment, net	183
Other assets	9,590
Total current assets of discontinued operations	77,789
Accounts payable	157,613
Deferred revenue	99,230
Short-term debt	103,552
Rental instalment loans	15,756
Deposits from tenants	29,723
Accrued expenses and other current liabilities	102,608
Total liabilities of discontinued operations	509,433
Related Party [Member]
Current assets of discontinued operations
Amounts due from related parties	286
Amounts due to related parties	¥ 951